Federated Hermes Treasury Obligations Fund Expense Example - Select Shares [Member] - Federated Hermes Treasury Obligations Fund - SEL	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	$ 331